LEASE LIABILITIES - Disclosure of Detailed Information About Movement in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of lease liabilities [line items]
Balance	$ 27,535	$ 36,702
Acquisition of Gatos	415
Additions	820	9,102
Remeasurements	4,924	1,157
Finance costs	1,756	2,276
Repayment of principal	(18,149)	(17,271)
Repayments of finance costs	(1,741)	(2,262)
Foreign exchange	963	(2,169)
Balance	16,523	27,535
Current portion of lease liabilities	10,792	16,215
Non-current portion of lease liabilities	5,731	11,320
Category I Leases [Member]
Disclosure of lease liabilities [line items]
Balance	2,662	4,671
Acquisition of Gatos	0
Additions	635	1,110
Remeasurements	0	0
Finance costs	165	209
Repayment of principal	(2,003)	(3,119)
Repayments of finance costs	(165)	(209)
Foreign exchange	0	0
Balance	1,294	2,662
Current portion of lease liabilities	1,082	1,857
Non-current portion of lease liabilities	212	805
Category II Leases [Member]
Disclosure of lease liabilities [line items]
Balance	24,873	32,031
Acquisition of Gatos	415
Additions	185	7,992
Remeasurements	4,924	1,157
Finance costs	1,591	2,067
Repayment of principal	(16,146)	(14,152)
Repayments of finance costs	(1,576)	(2,053)
Foreign exchange	963	(2,169)
Balance	15,229	24,873
Current portion of lease liabilities	9,710	14,358
Non-current portion of lease liabilities	$ 5,519	$ 10,515